(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

INTERMEDIATE BOND
FUND - CLASS A & CLASS B
(FORMERLY FIDELITY ADVISOR LIMITED TERM
BOND FUND - CLASS A & CLASS B)
ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                11   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       14   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              15   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     22   Statements of assets and
                              liabilities, operations, and
                              changes in net assets, as well as
                              financial highlights.

NOTES                    28   Notes to the financial statements.

REPORT OF INDEPENDENT    35   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INTERMEDIATE BOND FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. See page 6 for information regarding the computation of Class A's performance figures. Effective January 1, 1996, the maximum 4.75% sales charge on Class A shares was reduced to 2.75%.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1995               PAST 1 YEAR   PAST 5    PAST 10 YEARS
                                                            YEARS

Advisor Intermediate Bond - Class A           11.43%        51.16%    133.66%

Advisor Intermediate Bond - Class A
 (incl. max. 2.75% sales charge) 1            8.36%         47.00%    127.23%

Lehman Brothers Intermediate Government -
 Corporate Bond Index                         14.54%        51.63%    135.69%

Average Intermediate Investment Grade Bond    15.66%        53.08%    136.84%
Fund

Consumer Price Index                          2.47%         14.80%    40.92%


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Intermediate Government - Corporate Bond Index - a broad gauge of the intermediate (one- to ten-year) bond market. To measure how Class A's performance stacked up against its peers, you can compare it to the average intermediate investment grade bond fund, which reflects the performance of 155 intermediate investment grade bond funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges. Comparing Class A's performance to the consumer price index (CPI) helps show how the class did compared to inflation.
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  NOVEMBER 30, 1995              PAST 1 YEAR   PAST 5    PAST 10
                                                            YEARS     YEARS

Advisor Intermediate Bond - Class A           11.43%        8.61%     8.86%

Advisor Intermediate Bond - Class A
 (incl. max. 2.75% sales charge) 1            8.36%         8.01%     8.55%

Lehman Brothers Intermediate Government -
 Corporate Bond Index                         14.54%        8.68%     8.95%

Average Intermediate Investment Grade Bond    15.66%        8.87%     8.99%
Fund

Consumer Price Index                          2.47%         2.80%     3.49%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.

1 HAD THE FORMER MAXIMUM 4.75% SALES CHARGE BEEN REFLECTED, CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE PAST ONE, FIVE, AND 10 YEARS WOULD HAVE BEEN 6.13% AND 6.13%, 43.98% AND 7.56%, AND 122.56% AND 8.33%,
RESPECTIVELY.
$10,000 OVER 10 YEARS
                     Fidelity Advisor LiLB Government/Cor
            11/30/85           9,725.00         10000.00
            12/31/85          10,000.81         10232.01
            01/31/86          10,074.12         10297.67
            02/28/86          10,419.74         10539.99
            03/31/86          10,740.53         10816.71
            04/30/86          10,804.02         10889.56
            05/31/86          10,636.97         10762.62
            06/30/86          10,893.18         11012.76
            07/31/86          10,984.57         11124.38
            08/31/86          11,224.17         11374.52
            09/30/86          11,097.83         11281.66
            10/31/86          11,239.57         11427.99
            11/30/86          11,381.68         11537.11
            12/31/86          11,433.69         11575.89
            01/31/87          11,577.78         11693.45
            02/28/87          11,647.47         11752.86
            03/31/87          11,593.20         11728.47
            04/30/87          11,294.08         11514.29
            05/31/87          11,251.03         11487.71
            06/30/87          11,401.39         11626.54
            07/31/87          11,401.05         11653.12
            08/31/87          11,345.64         11622.79
            09/30/87          11,158.52         11472.08
            10/31/87          11,436.67         11799.76
            11/30/87          11,583.79         11874.80
            12/31/87          11,699.07         11999.56
            01/31/88          12,054.29         12306.61
            02/29/88          12,234.75         12443.56
            03/31/88          12,139.81         12395.72
            04/30/88          12,114.16         12375.09
            05/31/88          12,043.13         12320.37
            06/30/88          12,265.99         12516.73
            07/31/88          12,253.15         12490.15
            08/31/88          12,287.83         12508.91
            09/30/88          12,514.78         12725.91
            10/31/88          12,682.49         12898.82
            11/30/88          12,604.18         12788.76
            12/31/88          12,615.77         12800.01
            01/31/89          12,753.04         12934.46
            02/28/89          12,722.83         12881.00
            03/31/89          12,773.11         12936.65
            04/30/89          12,987.97         13195.23
            05/31/89          13,232.23         13457.26
            06/30/89          13,554.63         13796.51
            07/31/89          13,841.39         14079.79
            08/31/89          13,654.45         13897.82
            09/30/89          13,718.91         13963.48
            10/31/89          14,005.16         14258.65
            11/30/89          14,120.35         14394.97
            12/31/89          14,143.63         14434.37
            01/31/90          14,002.96         14341.82
            02/28/90          14,049.02         14394.03
            03/31/90          14,029.37         14412.79
            04/30/90          13,938.67         14362.77
            05/31/90          14,269.73         14178.29
            06/30/90          14,460.52         14874.93
            07/31/90          14,653.58         15081.30
            08/31/90          14,531.25         15019.39
            09/30/90          14,638.67         15135.39
            10/31/90          14,776.63         15311.11
            11/30/90          15,032.41         15005.94
            12/31/90          15,262.74         15756.05
            01/31/91          15,376.20         15915.83
            02/28/91          15,499.52         16043.09
            03/31/91          15,597.71         16152.21
            04/30/91          15,771.69         16328.25
            05/31/91          15,855.82         16428.62
            06/30/91          15,860.59         16440.19
            07/31/91          16,038.97         16623.41
            08/31/91          16,375.69         16940.78
            09/30/91          16,679.85         17232.19
            10/31/91          16,877.22         17428.87
            11/30/91          17,038.69         17628.98
            12/31/91          17,576.21         18059.53
            01/31/92          17,351.30         17896.00
            02/29/92          17,396.31         17966.67
            03/31/92          17,333.70         17896.00
            04/30/92          17,431.10         18053.28
            05/31/92          17,749.66         18333.12
            06/30/92          17,999.95         18604.53
            07/31/92          18,423.61         18974.42
            08/31/92          18,593.94         19164.22
            09/30/92          18,810.35         19424.36
            10/31/92          18,532.74         19172.35
            11/30/92          18,580.05         19099.49
            12/31/92          18,829.01         19355.26
            01/31/93          19,204.31         19731.72
            02/28/93          19,587.48         20042.84
            03/31/93          19,716.14         20122.57
            04/30/93          19,837.20         20284.54
            05/31/93          19,851.14         20239.51
            06/30/93          20,244.70         20557.19
            07/31/93          20,401.50         20607.53
            08/31/93          20,850.29         20934.28
            09/30/93          20,910.01         21021.20
            10/31/93          21,022.59         21077.48
            11/30/93          20,902.22         20959.91
            12/31/93          20,993.08         21055.91
            01/31/94          21,214.78         21289.79
            02/28/94          20,804.75         20974.92
            03/31/94          20,401.76         20628.79
            04/30/94          20,320.64         20488.40
            05/31/94          20,250.52         20502.16
            06/30/94          20,244.90         20504.97
            07/31/94          20,437.02         20800.14
            08/31/94          20,434.60         20865.17
            09/30/94          20,333.17         20673.19
            10/31/94          20,334.41         20670.38
            11/30/94          20,392.70         20576.57
            12/31/94          20,475.28         20649.43
            01/31/95          20,697.84         20997.44
            02/28/95          20,953.74         21432.99
            03/31/95          21,060.82         21555.56
            04/30/95          21,268.44         21821.65
            05/31/95          21,787.98         22481.40
            06/30/95          21,916.89         22632.11
            07/31/95          21,905.17         22635.23
            08/31/95          22,080.98         22841.29
            09/30/95          22,236.45         23006.69
            10/31/95          22,459.64         23263.09
            11/30/95          22,722.97         23568.88

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity Advisor Intermediate Bond Fund - Class A on November 30, 1985, and paid the current maximum 2.75% sales charge. As the chart shows, by November 30, 1995, the value of your investment would have grown to $22,723 - a 127.23% increase on your initial investment. For comparison, look at how the Lehman Brothers Intermediate Government - Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $23,569 - a 135.69% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
The initial offering of Class A shares took place on September 10, 1992. Class A shares bear a .25% 12b-1 fee that is not reflected in returns prior to September 10, 1992. Returns prior to that date are those of Institutional Class, the original class of the fund. Had Class A's 12b-1 fee been reflected, prior returns would have been lower. If Fidelity had not reimbursed certain expenses during the periods shown, the total returns and dividends would have been lower.
TOTAL RETURN COMPONENTS

                              YEARS ENDED NOVEMBER 30,

                              1995                       1994      1993     1992    1991

Dividend return               6.56%                      5.46% A   7.80%    8.19%   9.30%

Capital appreciation return    4.87%                     -7.90%     4.70%   0.86%    4.05%

Total return                  11.43%                     -2.44%    12.50%   9.05%   13.35%


DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1995   PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               5.53(cents)   32.91(cents)   64.01(cents)

Annualized dividend rate          6.28%         6.16%          6.08%

30-day annualized yield           4.89%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.72 over the past month, $10.65 over the past six months and $10.52 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 2.75% sales charge. Had Class A's prior 4.75% sales charge been reflected, the 30-day annualized yield would have been 4.79%.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY-RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS PAID OF APPROXIMATELY 5.8(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.
ADVISOR INTERMEDIATE BOND FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance.
The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a .90% 12b-1/shareholder service fee. Prior to January 1, 1996, this fee was 1.00%, which is reflected in the returns on page 8 for periods after June 30, 1994. Returns between September 10, 1992 (the date Class A shares were first offered) and June 30, 1994 are those of Class A and reflect Class A's .25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. If Fidelity had not reimbursed certain expenses during the periods shown, the total returns and dividends would have been lower. Effective January 1, 1996, Class B's contingent deferred sales charge is based on a declining scale that ranges from 3% to 1% on Class B shares redeemed within three years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B's contingent deferred sales charge included in the past one, five, and 10 years total return figures are 3%, 0% and 0%, respectively.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1995               PAST 1 YEAR   PAST 5    PAST 10
                                                            YEARS     YEARS

Advisor Intermediate Bond - Class B           10.62%        49.34%    130.84%

Advisor Intermediate Bond - Class B
 (incl. contingent deferred sales charge) 1   7.62%         49.34%    130.84%

Lehman Brothers Intermediate Government -
 Corporate Bond Index                         14.54%        51.63%    135.69%

Average Intermediate Investment Grade Bond    15.66%        53.08%    136.84%
Fund

Consumer Price Index                          2.47%         14.80%    40.92%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Intermediate Government - Corporate Bond Index - a broad gauge of the intermediate (one- to ten-year) bond market. To measure how Class B's performance stacked up against its peers, you can compare it to the average intermediate investment grade bond fund, which reflects the performance of 155 intermediate investment grade bond funds with similar objectives tracked by Lipper Analytical Services over the past year. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges. Comparing Class B's performance to the consumer price index (CPI) helps show how the class did compared to inflation.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  NOVEMBER 30, 1995              PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Advisor Intermediate Bond - Class B           10.62%   8.35%    8.73%

Advisor Intermediate Bond - Class B
 (incl. contingent deferred sales charge) 1   7.62%    8.35%    8.73%

Lehman Brothers Intermediate Government -
 Corporate Bond Index                         14.54%   8.68%    8.95%

Average Intermediate Investment Grade Bond    15.66%   8.87%    8.99%
Fund

Consumer Price Index                          2.47%    2.80%    3.49%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B shares had performed at a constant rate each year.

1 HAD CLASS B'S CONTINGENT DEFERRED SALES CHARGE SCALE PRIOR TO JANUARY 1, 1996 BEEN REFLECTED, THE CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE PAST ONE, FIVE, AND 10 YEARS WOULD HAVE BEEN 6.62% AND 6.62%, 48.34% AND 8.21%, AND 130.84% AND 8.73%, RESPECTIVELY.
$10,000 OVER 10 YEARS
                  Fidelity Advisor LimLB Government/Cor
         11/30/85            10000.00         10000.00
         12/31/85            10283.61         10232.01
         01/31/86            10358.99         10297.67
         02/28/86            10714.38         10539.99
         03/31/86            11044.25         10816.71
         04/30/86            11109.54         10889.56
         05/31/86            10937.76         10762.62
         06/30/86            11201.22         11012.76
         07/31/86            11295.19         11124.38
         08/31/86            11541.57         11374.52
         09/30/86            11411.65         11281.66
         10/31/86            11557.40         11427.99
         11/30/86            11703.53         11537.11
         12/31/86            11757.01         11575.89
         01/31/87            11905.17         11693.45
         02/28/87            11976.83         11752.86
         03/31/87            11921.03         11728.47
         04/30/87            11613.45         11514.29
         05/31/87            11569.18         11487.71
         06/30/87            11723.80         11626.54
         07/31/87            11723.45         11653.12
         08/31/87            11666.47         11622.79
         09/30/87            11474.06         11472.08
         10/31/87            11760.07         11799.76
         11/30/87            11911.36         11874.80
         12/31/87            12029.89         11999.56
         01/31/88            12395.15         12306.61
         02/29/88            12580.72         12443.56
         03/31/88            12483.10         12395.72
         04/30/88            12456.72         12375.09
         05/31/88            12383.68         12320.37
         06/30/88            12612.84         12516.73
         07/31/88            12599.64         12490.15
         08/31/88            12635.30         12508.91
         09/30/88            12868.66         12725.91
         10/31/88            13041.12         12898.82
         11/30/88            12960.60         12788.76
         12/31/88            12972.52         12800.01
         01/31/89            13113.66         12934.46
         02/28/89            13082.61         12881.00
         03/31/89            13134.30         12936.65
         04/30/89            13355.24         13195.23
         05/31/89            13606.40         13457.26
         06/30/89            13937.92         13796.51
         07/31/89            14232.79         14079.79
         08/31/89            14040.57         13897.82
         09/30/89            14106.85         13963.48
         10/31/89            14401.19         14258.65
         11/30/89            14519.64         14394.97
         12/31/89            14543.58         14434.37
         01/31/90            14398.93         14341.82
         02/28/90            14446.29         14394.03
         03/31/90            14426.09         14412.79
         04/30/90            14332.82         14362.77
         05/31/90            14673.25         14178.29
         06/30/90            14869.43         14874.93
         07/31/90            15067.95         15081.30
         08/31/90            14942.16         15019.39
         09/30/90            15052.62         15135.39
         10/31/90            15194.47         15311.11
         11/30/90            15457.49         15005.94
         12/31/90            15694.34         15756.05
         01/31/91            15811.01         15915.83
         02/28/91            15937.81         16043.09
         03/31/91            16038.78         16152.21
         04/30/91            16217.67         16328.25
         05/31/91            16304.18         16428.62
         06/30/91            16309.09         16440.19
         07/31/91            16492.51         16623.41
         08/31/91            16838.76         16940.78
         09/30/91            17151.51         17232.19
         10/31/91            17354.46         17428.87
         11/30/91            17520.51         17628.98
         12/31/91            18073.22         18059.53
         01/31/92            17841.96         17896.00
         02/29/92            17888.24         17966.67
         03/31/92            17823.85         17896.00
         04/30/92            17924.01         18053.28
         05/31/92            18251.58         18333.12
         06/30/92            18508.94         18604.53
         07/31/92            18944.58         18974.42
         08/31/92            19119.74         19164.22
         09/30/92            19342.27         19424.36
         10/31/92            19056.80         19172.35
         11/30/92            19105.45         19099.49
         12/31/92            19361.45         19355.26
         01/31/93            19747.36         19731.72
         02/28/93            20141.37         20042.84
         03/31/93            20273.66         20122.57
         04/30/93            20398.15         20284.54
         05/31/93            20412.48         20239.51
         06/30/93            20817.17         20557.19
         07/31/93            20978.41         20607.53
         08/31/93            21439.88         20934.28
         09/30/93            21501.29         21021.20
         10/31/93            21617.06         21077.48
         11/30/93            21493.28         20959.91
         12/31/93            21586.71         21055.91
         01/31/94            21814.69         21289.79
         02/28/94            21393.06         20974.92
         03/31/94            20978.67         20628.79
         04/30/94            20895.26         20488.40
         05/31/94            20823.16         20502.16
         06/30/94            20817.38         20504.97
         07/31/94            20992.32         20800.14
         08/31/94            20974.43         20865.17
         09/30/94            20856.00         20673.19
         10/31/94            20822.08         20670.38
         11/30/94            20868.04         20576.57
         12/31/94            20917.16         20649.43
         01/31/95            21130.88         20997.44
         02/28/95            21380.39         21432.99
         03/31/95            21496.11         21555.56
         04/30/95            21673.95         21821.65
         05/31/95            22211.05         22481.40
         06/30/95            22349.40         22632.11
         07/31/95            22303.50         22635.23
         08/31/95            22470.29         22841.29
         09/30/95            22616.55         23006.69
         10/31/95            22831.11         23263.09
         11/30/95            23084.24         23568.88

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity Advisor Intermediate Bond Fund - Class B on November 30, 1985. As the chart shows, by November 30, 1995, the value of your investment would have grown to $23,084 - a 130.84% increase on your initial investment. For comparison, look at how the Lehman Brothers Intermediate Government - Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $23,569 - a 135.69% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                              YEARS ENDED NOVEMBER 30,

                              1995                       1994       1993     1992    1991

Dividend return               5.74%                      5.08%  A   7.80%    8.19%   9.30%

Capital appreciation return    4.88%                     -7.99%      4.70%   0.86%    4.05%

Total return                  10.62%                     -2.91%     12.50%   9.05%   13.35%


DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1995   PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               4.84(cents)   29.18(cents)   56.22(cents)

Annualized dividend rate          5.50%         5.47%          5.35%

30-day annualized yield           4.25%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.71 over the past month, $10.64 over the past six months, and $10.50 over the past year you can compare the Class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. If Fidelity had not reimbursed certain Class B expenses during the period shown, the yield would have been 4.24%.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY-RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS PAID OF APPROXIMATELY 1.9(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The U.S. bond markets posted
strong returns for the 12 months
ended November 30, 1995.  For
the 12-month period, the Lehman
Brothers Aggregate Bond Index -
a broad measure of U.S. taxable
bonds - posted a total return of
17.64%.  A strong rally starting in
November 1994 helped bonds
recover from the effects of the
sharply rising interest rate
environment seen earlier that year.
Indications of a slowing economy
and a relative absence of inflation
pressures encouraged bond
investors, helping to push interest
rates lower.  Monetary policy also
played a role in the bond
market's performance.  In an effort
to thwart the possibility of a
recession, the Federal Reserve
Board lowered the fed funds rate
- the rate banks charge each other
for overnight loans - by 0.25% in
July to 5.75%.  This policy reversal
followed a string of seven
successive interest rate increases in
1994 and early 1995.
Mortgage-backed securities also
benefited from this environment, as
illustrated by the performance of
the Salomon Brothers Mortgage
Index, which returned 16.30%
during the period.  Markets outside
of the U.S. had mixed returns.
Emerging markets recovered from
the lows initiated by Mexico's peso
devaluation in December 1994.  The
J.P. Morgan Emerging Markets
Bond Index returned 10.67%
during the 12-month period.
Declining interest rates and a
global economic slowdown helped
the Salomon Brothers World
Government Bond Index - which
includes U.S. issues - to post a
18.13% return.
NOTE TO SHAREHOLDERS:
On October 1, 1995, Kevin Grant (right photo) became portfolio manager of Fidelity Advisor Intermediate Bond Fund. The following is an interview with Mr. Grant, with some comments from Michael Gray, who managed the fund during part of the period covered by this report:
Q. MICHAEL, HOW DID THE FUND PERFORM?
M.G. For the 12 months ended November 30, 1995, Fidelity Advisor Intermediate Bond Fund - Class A and Class B returned 11.43% and 10.62%, respectively. According to Lipper Analytical Services, the average intermediate investment grade bond fund returned 15.66% during the same period. The Lehman Brothers Intermediate Government-Corporate Bond Index was up 14.54% for the 12 months ended November 30.
Q. WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE?
M.G. Much of the fund's underperformance compared to the Lipper average and the index can be attributed to how I had the fund structured in the beginning of the year. It was barbelled - heavily weighted on both ends of the maturity spectrum with little invested in between - in anticipation of yield curve flattening, with the difference between long-term rates and short-term rates diminishing. However, as the economy weakened, the curve began to steepen - with the difference between long-term rates and short-term rates increasing - and the barbell structure hurt performance. In addition, the fund trailed its peers because its duration - or sensitivity to changes in interest rates - was shorter than the average duration of the Lipper group. That means it was less sensitive to changes in interest rates. Because of this, the fund didn't do as well as other similar bond funds during this year's market rally, when interest rates fell and bond prices rose.
Q. TURNING TO YOU, KEVIN, HOW HAVE YOU POSITIONED THE FUND SINCE TAKING OVER AT THE BEGINNING OF OCTOBER?
K.G. I've maintained the fund's duration so that it is in line with the Lehman Brothers Intermediate Government-Corporate Bond Index. By doing so, I manage the fund to reflect the intermediate part of the market, while looking to actively position the fund to outperform, using research to find opportunities. Beyond that, I've increased the fund's investments in mortgage-backed securities, to where they were 22.4% of the fund at the end of the period. Mortgage-backed securities recently became cheap, in part because a fair amount of year-end selling by institutions has increased supply. I believe the market will realize the attractiveness of these bonds, and that they will increase in value. Even if they don't, they should give the fund added yield.
Q. IS THIS MOVE - BUYING WHAT YOU FIND TO BE CHEAP SECURITIES WITH THE BELIEF THEY WILL INCREASE IN VALUE - INDICATIVE OF YOUR MANAGEMENT STRATEGY?
K.G. Yes. I'm a value-oriented investor, as opposed to a market timer. I use extensive quantitative analysis to identify securities that appear undervalued in the marketplace - those whose prices are very low relative to their potential for gains. This strategy cuts across all sectors. For example, the Treasuries I've been buying recently have been those with maturities in the four- through nine-year range, except for newly issued five-year Treasuries. That's because demand for the new five-year issues is usually high, leading to lower yields and higher prices for them. Instead, I've been buying the seven- or eight-year Treasuries at higher yields. In a few years when they have only five years left to maturity, these bonds are likely to trade at similar yields to the new five-year issue, providing added return while the fund holds them.
Q. THE FUND'S STAKE IN CORPORATE BONDS REMAINS RELATIVELY LOW, 12.8% AT THE END OF THE PERIOD . . .
K.G. The credit-worthiness of many companies is stronger today than in the past 30 years. Many companies are using strong earnings to pay down debt. The market realizes this and, as a result, corporate bonds aren't offering much of a yield advantage over Treasury issues with the same maturity. That's why the fund doesn't hold more corporate bonds. But, I am still looking for opportunities in the corporate market. In doing so, I'm careful to evaluate event risk - the risk that a company's credit rating will decline because of a drop in earnings or if the company decides to issue more debt to do an acquisition or to buy back shares. These events could result in a downgrade by the rating agencies.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS, KEVIN?
K.G. I believe the mortgage market is currently very cheap, but it's probably not going to stay that way over the next six months. There are sectors and specific companies within the corporate bond market that are vulnerable to event risk. I'll look to avoid those companies that are vulnerable to weakening credit situations related to deteriorating earnings and cash flow. Beyond that, I'll continue to monitor all segments of the market, looking for value opportunities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide a high rate
of income through
investment primarily in
investment-grade
fixed-income securities
START DATE: February 2, 1984
SIZE: as of November 30,
1995, more than $453 million
MANAGER: Michael Gray,
1987 - October 1, 1995;
Kevin Grant since October 1,
1995; Mr. Grant joined Fidelity
in 1993
(checkmark)
KEVIN GRANT ON EVALUATING
CORPORATE BONDS:
"One key to picking corporate
bonds is to find improving
credit situations where the
market hasn't yet priced in
the improvement. If a company
decides to take its excess
cash flow and slowly pay
down its debt, the
creditworthiness of that
company should improve and
be recognized by the rating
agencies and the market. The
market generally realizes,
eventually, that the bonds are
worthy of a higher credit
rating. As such, buyers may be
willing to pay more for the
bonds, and the bonds'  prices
may appreciate.
"The key here is making a
good credit decision on a bond
issued by a company whose
credit-worthiness is
underappreciated by the
market. This can provide the
investor with two big benefits:
the extra yield offered by the
corporate bond compared to
Treasuries, as well as a
potential price increase from
the bond when the market
finally appreciates the
improving credit situation."
DISTRIBUTIONS
A total of 45.59% of the
dividends distributed during
the fiscal year was derived
from interest on U.S.
Government securities which
is generally exempt from state
income tax.
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF NOVEMBER 30, 1995
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                    INVESTMENTS    6 MONTHS AGO

Aaa                  68.7           48.4

Aa                   6.8            10.0

A                    7.9            10.9

Baa                  0.1            0.1

Ba                   0.0            0.0

B                    0.0            0.0

Not rated            0.8            0.3

TABLE EXCLUDES SHORT TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1995
               6 MONTHS AGO

Years    5.0    7.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1995
               6 MONTHS AGO

Years    3.2    3.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION
AS OF NOVEMBER 30, 1995* AS OF MAY 31, 1995**
Row: 1, Col: 1, Value: 15.7
Row: 1, Col: 2, Value: 3.0
Row: 1, Col: 3, Value: 2.8
Row: 1, Col: 4, Value: 65.7
Row: 1, Col: 5, Value: 10.8
Row: 1, Col: 6, Value: 2.0
Row: 1, Col: 1, Value: 30.3
Row: 1, Col: 2, Value: 1.7
Row: 1, Col: 3, Value: 3.4
Row: 1, Col: 4, Value: 45.7
Row: 1, Col: 5, Value: 18.9
Row: 1, Col: 6, Value: 0.0
Corporate bonds 12.8%
U.S. government
and government
agency
obligations 65.7%
Foreign government
obligations 2.8%
Other 3.0%
Short-term
investments 15.7%
Corporate bonds 18.9%
U.S. government
and government
agency
obligations 45.7%
Foreign government
obligations 3.4%
Other 1.7%
Short-term
investments 30.3%
* FOREIGN
 INVESTMENTS 7.4%
** FOREIGN
 INVESTMENTS 11.1%

INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 12.8%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)

BASIC INDUSTRIES - 0.6%
CHEMICALS & PLASTICS - 0.6%
Methanex Corp. 8 7/8%, 11/15/01 $ 2,790,000 $ 3,081,635
ENERGY - 0.6%
ENERGY SERVICES - 0.6%
Petroliam Nasional Berhad yankee 6 7/8%, 7/1/03 (a)  3,160,000  3,243,866
FINANCE - 8.0%
ASSET-BACKED SECURITIES - 2.5%
Discover Card Trust 7 7/8%, 4/16/98  270,000  271,350
Ford Credit Grantor Trust 5.90%, 10/15/00  5,000,000  5,009,375
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  364,825  366,211
SCFC Recreational Vehicle Loan Trust 7 1/4%, 9/15/06 597,684 603,470 Standard Credit Card Master Trust I:
participation certificate, 5 1/2%, 9/7/98  5,000,000  4,971,875
 7.65%, 2/15/00  1,200,000  1,243,125
  12,465,406
BANKS - 1.2%
Citicorp 8.80%, 2/01/00  780,000  805,319
First Hawaiian Bank secured 6.93%, 12/1/03 (a)  2,000,000  1,996,400
National City Corp. 8 3/8%, 3/15/96  200,000  201,212
Nationsbank Corp. 8 1/8%, 6/15/02  3,000,000  3,292,440
  6,295,371
CREDIT & OTHER FINANCE - 2.9%
Deere (John) Capital Corp. 9 5/8%, 11/1/98  2,500,000  2,740,550
Ford Capital BV yankee 9 3/8%, 1/1/98  100,000  106,963
Ford Motor Credit Co.:
8%, 6/15/02  100,000  109,168
 7 3/4%, 11/15/02  100,000  107,914
Grand Metropolitan Investment Corp.
8 1/8%, 8/15/96  3,000,000  3,043,440
Household Financial Corp. 6 3/4%, 6/1/00  530,000  541,978
Secured Finance, Inc. Kroger gtd. secured
9.05%, 12/15/04  4,000,000  4,670,800
Society Corp. 8 7/8%, 5/15/96  3,600,000  3,639,888
  14,960,701
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FINANCE - CONTINUED
INSURANCE - 1.4%
Metropolitan Life Insurance Co. 6.30%, 11/1/03 (a) $ 4,260,000 $ 4,153,926
Nationwide Mutual Insurance Co. 6 1/2%, 2/15/04 (a)  1,740,000  1,714,892
Protective Life Corp. 7.95%, 7/1/04  1,000,000  1,086,620
  6,955,438
TOTAL FINANCE   40,676,916
NONDURABLES - 0.8%
FOODS - 0.5%
Quaker Oats Co.:
9 1/8, 10/1/99  440,000  487,102
 6.91%, 5/15/03  600,000  618,360
 9 1/8%, 7/15/04  210,000  246,210
 7.51%, 5/2/05  600,000  639,738
 7.30%, 8/29/05  480,000  505,056
  2,496,466
TOBACCO - 0.3%
Philip Morris Companies, Inc.:
9 3/4%, 5/1/97  100,000  105,139
 6 3/8%, 1/15/98  250,000  251,755
 9.80%, 12/15/98  1,340,000  1,343,350
  1,700,244
TOTAL NONDURABLES   4,196,710
TECHNOLOGY - 1.0%
COMPUTER SERVICES & SOFTWARE - 1.0%
First Data Corp. 6 5/8%, 4/1/03  5,000,000  5,127,650
UTILITIES - 1.8%
ELECTRIC UTILITY - 1.8%
British Columbia Hydro & Power Authority:
15 1/2%, 11/15/11  7,070,000  8,136,015
 yankee 12 1/2%, 1/15/14  750,000  913,815
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
UTILITIES  - CONTINUED
ELECTRIC UTILITY - CONTINUED
Virginia Electric & Power Co. 1st & ref. mtg.
7 3/8%, 7/1/02 $ 150,000 $ 159,194
TOTAL UTILITIES   9,209,024
TOTAL NONCONVERTIBLE BONDS
(Cost $65,628,125)   65,535,801
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 45.3%
U.S. TREASURY OBLIGATIONS - 43.6%
6 1/2%, 5/15/97  25,550,000  25,937,338
8 1/2%, 5/15/97  33,850,000  35,299,119
5 1/8%, 3/31/98  32,535,000  32,341,742
9 1/4%, 8/15/98  32,330,000  35,401,350
5 1/8%, 12/31/98  8,580,000  8,499,520
8 7/8%, 2/15/99  3,000,000  3,295,320
7 3/4%, 12/31/99  11,645,000  12,576,600
11 1/4%, 8/15/03  60,000  79,828
11 7/8%, 11/15/03  16,770,000  23,226,450
11 3/4%, 2/15/10  3,940,000  5,565,880
12 3/4%, 11/15/10  25,950,000  39,144,018
12%, 8/15/23  910,000  1,382,918
TOTAL U.S. TREASURY OBLIGATIONS   222,750,083
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%
Federal National Mortgage Association
8.20%, 3/10/98  200,000  211,124
 5.45%, 10/10/03  1,000,000  967,190
 7.40%, 7/1/04  1,810,000  1,968,013
Government Trust Certificates (assets of Trust guaranteed by
U.S. Government through Export-Import Bank):
 Series 1994-C, 6.61%, 9/15/99  126,109  128,065
  Series 1995-A, 6.28%, 6/15/04  3,420,000  3,462,750
  Series 1995-B, 6.13%, 6/15/04  1,820,000  1,831,921
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Private Export Funding Corp. secured
5.80%, 2/1/04 $ 110,000 $ 109,164
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   8,678,227
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $228,317,980)   231,428,310
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 18.6%
FEDERAL HOME LOAN MORTGAGE CORP. - 0.2%
10 1/2%, 5/1/21   1,184,720  1,307,256
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.7%
6%,  5/1/01 to 12/1/10  43,001,486  42,244,386
7 1/2%,  5/1/25 to 7/1/25  990,001  1,007,009
9 1/2%, 12/1/16  5,600,000  5,934,264
12 1/2%,  2/1/11 to 7/1/15  159,140  184,690
  49,370,349
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.7%
7%, 12/15/25   20,000,000  20,046,800
8%,  2/15/02 to 11/15/10  11,881,859  12,336,175
8 1/2%,  4/15/17 to 12/15/21  945,059  987,531
9 1/2%,  5/15/16 to 10/15/18  5,254,775  5,582,015
11 1/2%,  3/15/10 to 2/15/19  4,815,539  5,480,949
  44,433,470
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $94,173,449)   95,111,075
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
Federal National Mortgage Association
6%, 6/25/07 planned amortization class
(Cost $9,078,033)   9,162,500  9,078,033
COMMERCIAL MORTGAGE SECURITIES - 2.0%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CS First Boston Mortgage Securities Corp.
commercial Series 1995-AEW1 Class A1,
6.665%, 11/25/27 $ 1,296,360 $ 1,302,436
FDIC commercial Series 1994-C1 Class II-A1,
6.30%, 9/25/25  105,305  105,173
Kearny Street Mortgage:
Class II-B, 6.60%, 10/15/02 (a)  700,000  703,185
 commercial floater Series 1995-1 Class A1,
 7.0399%, 2/20/30 (a)(c)  411,841  421,107
Merrill Lynch Mortgage Investments, Inc.
commercial Series 1995-C2, Class A-1,
7.38%, 6/15/21  1,796,038  1,842,903
Resolution Trust Corp. commercial:
Series 1994-C1 Class A-4, 7 1/4%, 6/25/26  190,714  190,208
 Series 1994-C2 Class A-2, 7 3/4%, 4/25/25  156,363  157,145
 Series 1994-C2 Class A-4, 7 1/2%, 4/25/25  245,767  246,458
 Series 1994-N2 Class 2, 7 1/2%, 12/15/04 (a)(b)  600,000  603,750
 Series 1994-N2 Class 3, 7 1/2%, 12/15/04 (a)(b)  400,000  402,500
 Series 1995-C1 Class A-2A, 6 1/4%, 2/25/27  878,573  876,377
 Series 1995-C1 Class A-4A, 6 1/4%, 2/25/27  2,087,389  2,082,497
Structured Asset Securities Corp. commercial Series 1995-C4
Class A-1A, 6.90%, 6/25/26  1,210,000  1,217,184
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $10,092,211)   10,150,923
FOREIGN GOVERNMENT OBLIGATIONS - 2.8%
Ontario Province yankee:
7 3/4%, 6/4/02  6,000,000  6,482,400
 15 1/8%, 5/1/11  5,000,000  5,458,200
 17%, 11/5/11  2,000,000  2,320,080
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $15,805,450)   14,260,680
SUPRANATIONAL OBLIGATIONS - 1.0%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
African Development Bank 8.70%, 5/1/01
(Cost $4,376,880) $ 4,500,000 $ 5,073,750
REPURCHASE AGREEMENTS - 15.7%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations) in a
joint trading account at 5.90%,
dated 11/30/95 due 12/1/95  $ 80,403,175  80,390,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $507,862,128)  $ 511,028,572
LEGEND
1. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,239,626 or 2.9% of net assets.
2. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 83.4% AAA, AA, A 82.2%
Baa 0.1% BBB  0.6%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 0.1%
INCOME TAX INFORMATION
At November 30, 1995, the aggregate cost of investment securities for income tax purposes was $507,862,128. Net unrealized appreciation aggregated $3,166,444, of which $7,515,017 related to appreciated investment securities and $4,348,573 related to depreciated investment securities.
At November 30, 1995, the fund had a capital loss carryforward of approximately $4,010,000 of which $2,841,000, $1,035,000 and $134,000 will expire on November 30, 1998, 1999 and 2002, respectively.
At November 30, 1995, the fund was required to defer $424,000 of losses on futures contracts and options.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1995

ASSETS

Investment in securities, at value (including repurchase                   $ 511,028,572
agreements of $80,390,000) (cost $507,862,128) -
See accompanying schedule

Cash                                                                        264

Receivable for investments sold                                             12,230,579

Receivable for fund shares sold                                             1,217,358

Interest receivable                                                         4,529,465

 TOTAL ASSETS                                                               529,006,238

LIABILITIES

Payable for investments purchased                           $ 74,760,725

Distributions payable                                        770,809

Accrued management fee                                       165,709

Distribution fees payable                                    58,936

Other payables and accrued expenses                          120,637

 TOTAL LIABILITIES                                                          75,876,816

NET ASSETS                                                                 $ 453,129,422

Net Assets consist of:

Paid in capital                                                            $ 456,509,511

Distributions in excess of net investment income                            (2,113,277)

Accumulated undistributed net realized gain (loss) on                       (4,434,003)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                               3,167,191
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                 $ 453,129,422

CALCULATION OF MAXIMUM OFFERING PRICE                                       $10.76
CLASS A:
NET ASSET VALUE, and redemption price per share
 ($228,438,699 (divided by) 21,224,563 shares)

Maximum offering price per share (100/95.25 of $10.76)                      $11.30

CLASS B:                                                                    $10.75
NET ASSET VALUE, offering price and redemption price per
 share ($15,829,851 (divided by) 1,472,379 shares) A

INSTITUTIONAL CLASS:                                                        $10.77
NET ASSET VALUE, offering price and redemption price per
share ($208,860,872 (divided by) 19,393,643 shares)


1. REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1995

INVESTMENT INCOME                                                         $ 27,111,222
Interest

EXPENSES

Management fee                                             $ 1,703,722

Transfer agent fees                                         385,148
Class A

 Class B                                                    22,663

 Institutional Class                                        284,947

Distribution fees                                           463,806
Class A

 Class B                                                    86,956

Accounting fees and expenses                                151,940

Non-interested trustees' compensation                       1,740

Custodian fees and expenses                                 15,261

Registration fees                                           55,120
Class A

 Class B                                                    49,655

 Institutional Class                                        25,509

Audit                                                       40,845

Legal                                                       9,071

Reports to shareholders                                     16,653

Miscellaneous                                               1,830

 Total expenses before reductions                           3,314,866

 Expense reductions                                         (189,566)      3,125,300

NET INVESTMENT INCOME                                                      23,985,922

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      7,466,021

 Foreign currency transactions                              (1,384,575)

 Futures contracts                                          (4,010,032)    2,071,414

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      16,764,182

 Assets and liabilities in foreign currencies               (293,293)

 Futures contracts                                          (655,148)      15,815,741

NET GAIN (LOSS)                                                            17,887,155

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 41,873,077
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         NOVEMBER 30,    NOVEMBER 30,
                                                         1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 23,985,922    $ 18,192,377
Net investment income

 Net realized gain (loss)                                 2,071,414       (3,565,582)

 Change in net unrealized appreciation (depreciation)     15,815,741      (21,185,698)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          41,873,077      (6,558,903)
FROM OPERATIONS

Distributions to shareholders                             (11,358,854)    (5,494,879)
From net investment income
 Class A

  Class B                                                 (469,092)       (29,216)

  Institutional Class                                     (11,805,144)    (10,193,519)

 Return of capital                                        -               (571,345)
 Class A

  Class B                                                 -               (3,038)

  Institutional Class                                     -               (1,059,899)

 TOTAL DISTRIBUTIONS                                      (23,633,090)    (17,351,896)

Share transactions - net increase (decrease)              117,745,547     98,080,216

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 135,985,534     74,169,417

NET ASSETS

 Beginning of period                                      317,143,888     242,974,471

 End of period (including distributions in excess        $ 453,129,422   $ 317,143,888
of net investment income of $2,113,277 and
$1,751,181, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                            YEARS ENDED NOVEMBER 30,

                                            1995                       1994 F      1993       1992 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 10.260                   $ 11.140    $ 10.640   $ 10.960

Income from Investment Operations

 Net investment income                       .649                       .609        .785       .170

 Net realized and unrealized gain (loss)     .491                       (.876)      .511       (.320)

 Total from investment operations            1.140                      (.267)      1.296      (.150)

Less Distributions

 From net investment income                  (.640)                     (.555)      (.796)     (.170)

 From return of capital                      -                          (.058)      -          -

Total distribution                           (.640)                     (.613)      (.796)     (.170)

Net asset value, end of period              $ 10.760                   $ 10.260    $ 11.140   $ 10.640

TOTAL RETURN A, C                            11.43%                     (2.44)%     12.50%     (1.37)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 228,439                  $ 141,866   $ 59,184   $ 2,583

Ratio of expenses to average net assets      .94%                       1.02%       1.23%      .82%
                                            B                          B                      D

Ratio of net investment income to            6.20%                      6.04%       6.81%      7.67%
average                                                                                       D
net assets

Portfolio turnover                           189%                       68%         59%        7%


1. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
2. FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
3. TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
4. ANNUALIZED
5. FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1992.
6. EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED NOVEMBER 30,

                                                        1995       1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.250   $ 10.430

Income from Investment Operations

 Net investment income                                   .579       .204

 Net realized and unrealized gain (loss)                 .483       (.178)

 Total from investment operations                        1.062      .026

Less Distributions

 From net investment income                              (.562)     (.187)

 From return of capital                                  -          (.019)

Total distributions                                      (.562)     (.206)

Net asset value, end of period                          $ 10.750   $ 10.250

TOTAL RETURN A, C                                        10.62%     .24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 15,830   $ 3,156

Ratio of expenses to average net assets                  1.70%      1.65% B,
                                                        B          D

Ratio of net investment income to average net assets     5.44%      5.42% D

Portfolio turnover                                       189%       68%

1. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
2. FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
3. TOTAL RETURNS DO NOT INCLUDE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
4. ANNUALIZED
5. FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                     YEARS ENDED NOVEMBER 30,

                                     1995                       1994 C      1993        1992        1991

SELECTED PER-SHARE DATA

Net asset value, beginning           $ 10.270                   $ 11.160    $ 10.640    $ 10.550    $ 10.140
of period

Income from Investment
Operations

 Net investment income                .671                       .602        .832        .840        .884

 Net realized and unrealized          .499                       (.833)      .531        .102        .411
 gain (loss)

 Total from investment operations     1.170                      (.231)      1.363       .942        1.295

Less Distributions

 From net investment income           (.670)                     (.597)      (.843)      (.852)      (.885)

 From return of capital               -                          (.062)      -           -           -

 Total distributions                  (.670)                     (.659)      (.843)      (.852)      (.885)

Net asset value, end of period       $ 10.770                   $ 10.270    $ 11.160    $ 10.640    $ 10.550

TOTAL RETURN A                        11.73%                     (2.10)      13.17%      9.21%       13.35%
                                                                %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period            $ 208,861                  $ 172,122   $ 183,790   $ 160,156   $ 327,756
(000 omitted)

Ratio of expenses to average          .67%                       .61%        .64%        .57%        .57%
net assets                           B

Ratio of net investment income to     6.47%                      6.45%       7.41%       7.96%       8.59%
average net assets

Portfolio turnover                    189%                       68%         59%         7%          60%


1. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
2. FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
3. EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
On December 14, 1995, the Board of Trustees approved a change in the fund's name from Fidelity Advisor Limited Term Bond Fund to Fidelity Advisor Intermediate Bond Fund. Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund offers Class A, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES - CONTINUED
not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS AND OPTIONS - CONTINUED
are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $763,787,184 and $556,671,615, respectively, of which U.S. government and government agency obligations aggregated $729,331,063 and $529,346,219, respectively.
The market value of futures contracts opened and closed during the period amounted to $74,997,880 and $112,266,747, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. On December 14, 1994, shareholders of the fund approved an increase in the individual fund fee rate from the previous rate of .25% to .30%, which became effective February 24, 1995. For the period, the management fee was equivalent to an annual rate of .45% of average net assets.The Board of Trustees has approved a new group fee rate schedule with rates ranging from
 .1100% to .3700%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan") and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and 1.00% (of which
 .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. Effective January 1, 1996, the Board of Trustees approved a revised Class B distribution plan. Under the revised plan, the fee is based on an annual rate of .90% (of which .65% represents a distribution fee and
 .25%
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
represents a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $463,806 and $86,956 under the Class A Plan and Class B Plan, respectively, of which $463,806 and $21,738 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class B shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares of the fund. For the period, FDC received sales charges of $1,297,536 on sales of Class A shares of the fund, of which $1,098,710 was paid to securities dealers, banks, and other financial institutions. FDC also receives the proceeds of a contingent deferred sales charge levied on Class B shares redeemed within five years of purchase. The charge is based on a declining scale that ranges from 4% to 1% of the lesser of the original purchase price or the redemption proceeds of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $20,310 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
Effective January 1, 1996, the Board of Trustees approved revised Class A and Class B sales charges. Under the revised arrangements, FDC receives a front-end sales charge of up to 2.75% for selling Class A shares of the fund, and receives the proceeds of a contingent deferred sales charge levied on Class B shares redeemed within three years of purchase. The contingent deferred sales charge is based on a declining scale that ranges from 3% to 1% of the lesser of the original purchase price or the redemption proceeds of the redeemed shares, excluding any reinvested dividends and capital gains.
TRANSFER AGENT FEES. State Street Bank and Trust Company (State Street) is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A shares, while Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR (collectively, with State Street, referred to as the Transfer Agents) acts in that capacity for the fund's Class B and Institutional Class shares. During the period December 1, 1994 to December 31, 1994, the Transfer Agents received fees based on the type, size, number of accounts and the number of transactions made by the shareholders of the respective classes of
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
the fund. Effective January 1, 1995, the Board of Trustees approved revised transfer agent contracts pursuant to which the Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class A shares, State Street has delegated certain transfer, dividend paying, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
For the period, the transfer agent fees were equivalent to an annual rate of .21%, .26%, and .15% of the average net assets for Class A, Class B, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
Effective July 1, 1995, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for each class.
(i) Class A. For the period, this expense limitation ranged from an annual rate of .90% to 1.00% of average net assets and the reimbursement reduced expenses by $109,515.
(ii) Class B. For the period, this expense limitation ranged from an annual rate of 1.65% to 1.75% of average net assets and the reimbursement reduced expenses by $55,371.
(iii) Institutional Class. For the period, this expense limitation ranged from an annual rate of .65% to .75% of average net assets and the reimbursement reduced expenses by $24,680.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares was as follows:
  SHARES DOLLARS
 YEARS ENDED NOVEMBER 30, YEARS ENDED NOVEMBER 30
 1995 1994 A 1995 1994 A
CLASS A
Shares sold  13,972,712  14,851,591 $ 146,736,790 $ 158,332,548
Reinvestment of distributions  976,867  505,870  10,311,030  5,325,831
Shares redeemed  (7,555,004)  (6,838,590)  (79,370,108)  (72,563,524)
Net increase (decrease)  7,394,575  8,518,871 $ 77,677,712 $ 91,094,855
CLASS B
Shares sold  1,500,134  350,868 $ 15,796,386 $ 3,635,180
Reinvestment of distributions  34,530  2,301  365,409  23,687
Shares redeemed  (370,104)  (45,350)  (3,899,854)  (466,837)
Net increase (decrease)  1,164,560  307,819 $ 12,261,941 $ 3,192,030
INSTITUTIONAL CLASS
Shares sold  10,574,426  9,336,746 $ 111,078,304 $ 99,248,710
Reinvestment of distributions  373,768  246,604  3,947,462  2,616,244
Shares redeemed  (8,321,232)  (9,291,204)  (87,219,872)  (98,071,623)
Net increase (decrease)  2,626,962  292,146 $ 27,805,894 $ 3,793,331
A SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1994.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series IV and the Shareholders of Fidelity Advisor Intermediate Bond Fund (formerly Fidelity Advisor Limited Term Bond Fund):
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series IV: Fidelity Advisor Limited Term Bond Fund, including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (Institutional Class), and for each of the three years in the period then ended, and for the period September 10, 1992 (commencement of sale of Class A shares) to November 30, 1992 (Class A), and for the year then ended, and for the period June 30, 1994 (commencement of sale of Class B shares) to November 30, 1994 (Class B). These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series IV: Fidelity Advisor Limited Term Bond Fund as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (Institutional Class), and for each of the three years in the period then ended, and for the period September 10, 1992 (commencement of sale of Class A shares) to November 30, 1992 (Class A), and for the year then ended and for the period June 30, 1994 (commencement of sale of Class B shares) to November 30, 1994 (Class B), in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1996
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Kevin Grant, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
Boston, MA - Class A
Fidelity Investments Institutional Operations Company
Boston, MA - Class B
*INDEPENDENT TRUSTEES
CUSTODIAN
Bank of New York
New York, NY
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund
(REGISTERED TRADEMARK)
(registered trademark)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

INTERMEDIATE BOND
FUND - INSTITUTIONAL CLASS
(FORMERLY FIDELITY ADVISOR LIMITED TERM
BOND FUND - INSTITUTIONAL CLASS)
ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     18   Statements of assets and
                              liabilities, operations, and changes
                              in net assets, as well as financial
                              highlights.

NOTES                    24   Notes to the financial statements.

REPORT OF INDEPENDENT    31   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY FDIC, FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. If Fidelity had not reimbursed certain expenses during the periods shown, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1995                        PAST 1   PAST 5   PAST 10
                                                       YEAR     YEARS    YEARS

Advisor Intermediate Bond Fund - Institutional Class   11.73%   53.25%   136.88%

Lehman Brothers Intermediate Government -
 Corporate Bond Index                                  14.54%   51.63%   135.69%

Average Intermediate Investment Grade Bond Fund        15.66%   53.08%   136.84%

Consumer Price Index                                   2.47%    14.80%   40.92%


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Intermediate Government - Corporate Bond Index - a broad gauge of the intermediate (one- to ten-year) bond market. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the average intermediate investment grade bond fund, which reflects the performance of 155 intermediate investment grade bond funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any. Comparing Institutional Class' performance to the consumer price index (CPI) helps show how the class did compared to inflation.
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1995                        PAST 1   PAST 5   PAST 10
                                                       YEAR     YEARS    YEARS

Advisor Intermediate Bond Fund - Institutional Class   11.73%   8.91%    9.01%

Lehman Brothers Intermediate Government -
 Corporate Bond Index                                  14.54%   8.68%    8.95%

Average Intermediate Investment Grade Bond             15.66%   8.87%    8.99%
Fund

Consumer Price Index                                   2.47%    2.80%    3.49%


AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' actual (or cumulative) return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
                 Fidelity Advisor LiLB Government/Corp
        11/30/85           10000.00          10000.00
        12/31/85           10283.61          10232.01
        01/31/86           10358.99          10297.67
        02/28/86           10714.38          10539.99
        03/31/86           11044.25          10816.71
        04/30/86           11109.54          10889.56
        05/31/86           10937.76          10762.62
        06/30/86           11201.22          11012.76
        07/31/86           11295.19          11124.38
        08/31/86           11541.57          11374.52
        09/30/86           11411.65          11281.66
        10/31/86           11557.40          11427.99
        11/30/86           11703.53          11537.11
        12/31/86           11757.01          11575.89
        01/31/87           11905.17          11693.45
        02/28/87           11976.83          11752.86
        03/31/87           11921.03          11728.47
        04/30/87           11613.45          11514.29
        05/31/87           11569.18          11487.71
        06/30/87           11723.80          11626.54
        07/31/87           11723.45          11653.12
        08/31/87           11666.47          11622.79
        09/30/87           11474.06          11472.08
        10/31/87           11760.07          11799.76
        11/30/87           11911.36          11874.80
        12/31/87           12029.89          11999.56
        01/31/88           12395.15          12306.61
        02/29/88           12580.72          12443.56
        03/31/88           12483.10          12395.72
        04/30/88           12456.72          12375.09
        05/31/88           12383.68          12320.37
        06/30/88           12612.84          12516.73
        07/31/88           12599.64          12490.15
        08/31/88           12635.30          12508.91
        09/30/88           12868.66          12725.91
        10/31/88           13041.12          12898.82
        11/30/88           12960.60          12788.76
        12/31/88           12972.52          12800.01
        01/31/89           13113.66          12934.46
        02/28/89           13082.61          12881.00
        03/31/89           13134.30          12936.65
        04/30/89           13355.24          13195.23
        05/31/89           13606.40          13457.26
        06/30/89           13937.92          13796.51
        07/31/89           14232.79          14079.79
        08/31/89           14040.57          13897.82
        09/30/89           14106.85          13963.48
        10/31/89           14401.19          14258.65
        11/30/89           14519.64          14394.97
        12/31/89           14543.58          14434.37
        01/31/90           14398.93          14341.82
        02/28/90           14446.29          14394.03
        03/31/90           14426.09          14412.79
        04/30/90           14332.82          14362.77
        05/31/90           14673.25          14178.29
        06/30/90           14869.43          14874.93
        07/31/90           15067.95          15081.30
        08/31/90           14942.16          15019.39
        09/30/90           15052.62          15135.39
        10/31/90           15194.47          15311.11
        11/30/90           15457.49          15005.94
        12/31/90           15694.34          15756.05
        01/31/91           15811.01          15915.83
        02/28/91           15937.81          16043.09
        03/31/91           16038.78          16152.21
        04/30/91           16217.67          16328.25
        05/31/91           16304.18          16428.62
        06/30/91           16309.09          16440.19
        07/31/91           16492.51          16623.41
        08/31/91           16838.76          16940.78
        09/30/91           17151.51          17232.19
        10/31/91           17354.46          17428.87
        11/30/91           17520.51          17628.98
        12/31/91           18073.22          18059.53
        01/31/92           17841.96          17896.00
        02/29/92           17888.24          17966.67
        03/31/92           17823.85          17896.00
        04/30/92           17924.01          18053.28
        05/31/92           18251.58          18333.12
        06/30/92           18508.94          18604.53
        07/31/92           18944.58          18974.42
        08/31/92           19119.74          19164.22
        09/30/92           19363.30          19424.36
        10/31/92           19082.07          19172.35
        11/30/92           19134.94          19099.49
        12/31/92           19395.40          19355.26
        01/31/93           19804.24          19731.72
        02/28/93           20185.09          20042.84
        03/31/93           20322.01          20122.57
        04/30/93           20453.60          20284.54
        05/31/93           20477.85          20239.51
        06/30/93           20891.33          20557.19
        07/31/93           21083.72          20607.53
        08/31/93           21558.23          20934.28
        09/30/93           21628.12          21021.20
        10/31/93           21752.06          21077.48
        11/30/93           21655.28          20959.91
        12/31/93           21738.85          21055.91
        01/31/94           21976.46          21289.79
        02/28/94           21537.39          20974.92
        03/31/94           21127.37          20628.79
        04/30/94           21074.99          20488.40
        05/31/94           21019.82          20502.16
        06/30/94           21022.40          20504.97
        07/31/94           21226.63          20800.14
        08/31/94           21229.07          20865.17
        09/30/94           21130.74          20673.19
        10/31/94           21135.38          20670.38
        11/30/94           21200.68          20576.57
        12/31/94           21291.42          20649.43
        01/31/95           21526.72          20997.44
        02/28/95           21776.01          21432.99
        03/31/95           21912.92          21555.56
        04/30/95           22112.38          21821.65
        05/31/95           22678.53          22481.40
        06/30/95           22817.36          22632.11
        07/31/95           22811.48          22635.23
        08/31/95           23000.88          22841.29
        09/30/95           23147.24          23006.69
        10/31/95           23407.70          23263.09
        11/30/95           23688.05          23568.88

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity Advisor Intermediate Bond Fund - Institutional Class on November 30, 1985. As the chart shows, by November 30, 1995, the value of your investment would have grown to $23,688 - a 136.88% increase on your initial investment. For comparison, look at how the Lehman Brothers Intermediate Government - Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $23,569 - a 135.69% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                              YEARS ENDED NOVEMBER 30,

                              1995                       1994      1993     1992    1991

Dividend return               6.86%                      5.87% A   8.28%    8.36%   9.30%

Capital appreciation return    4.87%                     -7.97%     4.89%   0.85%    4.05%

Total return                  11.73%                     -2.10%    13.17%   9.21%   13.35%


DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1995    PAST          PAST 6         PAST 1
                                   MONTH         MONTHS         YEAR

Dividends per share                5.82(cents)   34.60(cents)   67.01(cents)

Annualized dividend rate           6.60%         6.47%          6.37%

30-day annualized yield            5.34%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.73 over the past month, $10.66 over the past six months and $10.52 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY-RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS PAID OF APPROXIMATELY 6.2(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The U.S. bond markets posted
strong returns for the 12 months
ended November 30, 1995.  For
the 12-month period, the Lehman
Brothers Aggregate Bond Index -
a broad measure of U.S. taxable
bonds - posted a total return of
17.64%.  A strong rally starting in
November 1994 helped bonds
recover from the effects of the sharply
rising interest rate environment seen
earlier that year.  Indications of a
slowing economy and a relative
absence of inflation pressures
encouraged bond investors,
helping to push interest rates lower.
Monetary policy also played a role
in the bond market's performance.
In an effort to thwart the possibility
of a recession, the Federal
Reserve Board lowered the fed
funds rate - the rate banks
charge each other for overnight
loans - by 0.25% in July to
5.75%.  This policy reversal
followed a string of seven
successive interest rate increases
in 1994 and early 1995.
Mortgage-backed securities also
benefited from this environment, as
illustrated by the performance of
the Salomon Brothers Mortgage
Index, which returned 16.30%
during the period.  Markets outside
of the U.S. had mixed returns.
Emerging markets recovered from
the lows initiated by Mexico's peso
devaluation in December 1994.
The J.P. Morgan Emerging
Markets Bond Index returned
10.67% during the 12-month
period.  Declining interest rates and
a global economic slowdown
helped the Salomon Brothers
World Government Bond Index -
which includes U.S. issues - to
post a 18.13% return.
NOTE TO SHAREHOLDERS:
On October 1, 1995, Kevin Grant (right photo) became portfolio manager of Fidelity Advisor Intermediate Bond Fund. The following is an interview with Mr. Grant, with some comments from Michael Gray, who managed the fund during part of the period covered by this report:
Q. MICHAEL, HOW DID THE FUND PERFORM?
M.G. For the 12 months ended November 30, 1995, Fidelity Advisor Intermediate Bond Fund - Institutional Class returned 11.73%. According to Lipper Analytical Services, the average intermediate investment grade bond fund returned 15.66% during the same period. The Lehman Brothers Intermediate Government-Corporate Bond Index was up 14.54% for the 12 months ended November 30.
Q. WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE?
M.G. Much of the fund's underperformance compared to the Lipper average and the index can be attributed to how I had the fund structured in the beginning of the year. It was barbelled - heavily weighted on both ends of the maturity spectrum with little invested in between - in anticipation of yield curve flattening, with the difference between long-term rates and short-term rates diminishing. However, as the economy weakened, the curve began to steepen - with the difference between long-term rates and short-term rates increasing - and the barbell structure hurt performance. In addition, the fund trailed its peers because its duration - or sensitivity to changes in interest rates - was shorter than the average duration of the Lipper group. That means it was less sensitive to changes in interest rates. Because of this, the fund didn't do as well as other similar bond funds during this year's market rally, when interest rates fell and bond prices rose.
Q. TURNING TO YOU, KEVIN, HOW HAVE YOU POSITIONED THE FUND SINCE TAKING OVER AT THE BEGINNING OF OCTOBER?
K.G. I've maintained the fund's duration so that it is in line with the Lehman Brothers Intermediate Government-Corporate Bond Index. By doing so, I manage the fund to reflect the intermediate part of the market, while looking to actively position the fund to outperform, using research to find opportunities. Beyond that, I've increased the fund's investments in mortgage-backed securities, to where they were 22.4% of the fund at the end of the period. Mortgage-backed securities recently became cheap, in part because a fair amount of year-end selling by institutions has increased supply. I believe the market will realize the attractiveness of these bonds, and that they will increase in value. Even if they don't, they should give the fund added yield.
Q. IS THIS MOVE - BUYING WHAT YOU FIND TO BE CHEAP SECURITIES WITH THE BELIEF THEY WILL INCREASE IN VALUE - INDICATIVE OF YOUR MANAGEMENT STRATEGY?
K.G. Yes. I'm a value-oriented investor, as opposed to a market timer. I use extensive quantitative analysis to identify securities that appear undervalued in the marketplace - those whose prices are very low relative to their potential for gains. This strategy cuts across all sectors. For example, the Treasuries I've been buying recently have been those with maturities in the four- through nine-year range, except for newly issued five-year Treasuries. That's because demand for the new five-year issues is usually high, leading to lower yields and higher prices for them. Instead, I've been buying the seven- or eight-year Treasuries at higher yields. In a few years when they have only five years left to maturity, these bonds are likely to trade at similar yields to the new five-year issue, providing added return while the fund holds them.
Q. THE FUND'S STAKE IN CORPORATE BONDS REMAINS RELATIVELY LOW, 12.8% AT THE END OF THE PERIOD . . .
K.G. The credit-worthiness of many companies is stronger today than in the past 30 years. Many companies are using strong earnings to pay down debt. The market realizes this and as a result, corporate bonds aren't offering much of a yield advantage over Treasury issues with the same maturity. That's why the fund doesn't hold more corporate bonds. But, I am still looking for opportunities in the corporate market. In doing so, I'm careful to evaluate event risk - the risk that a company's credit rating will decline because of a drop in earnings or if the company decides to issue more debt to do an acquisition or to buy back shares. These events could result in a downgrade by the rating agencies.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS, KEVIN?
K.G. I believe the mortgage market is currently very cheap, but it's probably not going to stay that way over the next six months. There are sectors and specific companies within the corporate bond market that are vulnerable to event risk. I'll look to avoid those companies that are vulnerable to weakening credit situations related to deteriorating earnings and cash flow. Beyond that, I'll continue to monitor all segments of the market, looking for value opportunities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide a high rate
of income through
investment primarily in
investment-grade
fixed-income securities
START DATE: February 2, 1984
SIZE: as of November 30,
1995, more than $453 million
MANAGER: Michael Gray,
1987 - October 1, 1995;
Kevin Grant since October 1,
1995; Mr. Grant joined Fidelity
in 1993
(checkmark)
KEVIN GRANT ON EVALUATING
CORPORATE BONDS:
"One key to picking corporate
bonds is to find improving
credit situations where the
market hasn't yet priced in
the improvement. If a company
decides to take its excess
cash flow and slowly pay
down its debt, the
creditworthiness of that
company should improve and
be recognized by the rating
agencies and the market. The
market generally realizes,
eventually, that the bonds are
worthy of a higher credit
rating. As such, buyers may be
willing to pay more for the
bonds, and the bonds'  prices
may appreciate.
"The key here is making a
good credit decision on a bond
issued by a company whose
credit-worthiness is
underappreciated by the
market. This can provide the
investor with two big benefits:
the extra yield offered by the
corporate bond compared to
Treasuries, as well as a
potential price increase from
the bond when the market
finally appreciates the
improving credit situation."
DISTRIBUTIONS
A total of 45.59% of the
dividends distributed during
the fiscal year was derived
from interest on U.S.
Government securities which
is generally exempt from state
income tax.
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF NOVEMBER 30, 1995
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                    INVESTMENTS    6 MONTHS AGO

Aaa                  68.7           48.4

Aa                   6.8            10.0

A                    7.9            10.9

Baa                  0.1            0.1

Ba                   0.0            0.0

B                    0.0            0.0

Not rated            0.8            0.3

TABLE EXCLUDES SHORT TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1995
               6 MONTHS AGO

Years    5.0    7.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1995
               6 MONTHS AGO

Years    3.2    3.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION
AS OF NOVEMBER 30, 1995* AS OF MAY 31, 1995**
Row: 1, Col: 1, Value: 15.7
Row: 1, Col: 2, Value: 3.0
Row: 1, Col: 3, Value: 2.8
Row: 1, Col: 4, Value: 65.7
Row: 1, Col: 5, Value: 10.8
Row: 1, Col: 6, Value: 2.0
Row: 1, Col: 1, Value: 30.3
Row: 1, Col: 2, Value: 1.7
Row: 1, Col: 3, Value: 3.4
Row: 1, Col: 4, Value: 45.7
Row: 1, Col: 5, Value: 18.9
Row: 1, Col: 6, Value: 0.0
Corporate bonds 12.8%
U.S. government
and government
agency
obligations 65.7%
Foreign government
obligations 2.8%
Other 3.0%
Short-term
investments 15.7%
Corporate bonds 18.9%
U.S. government
and government
agency
obligations 45.7%
Foreign government
obligations 3.4%
Other 1.7%
Short-term
investments 30.3%
* FOREIGN
 INVESTMENTS 7.4%
** FOREIGN
 INVESTMENTS 11.1%

INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 12.8%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)

BASIC INDUSTRIES - 0.6%
CHEMICALS & PLASTICS - 0.6%
Methanex Corp. 8 7/8%, 11/15/01 $ 2,790,000 $ 3,081,635
ENERGY - 0.6%
ENERGY SERVICES - 0.6%
Petroliam Nasional Berhad yankee 6 7/8%, 7/1/03 (a)  3,160,000  3,243,866
FINANCE - 8.0%
ASSET-BACKED SECURITIES - 2.5%
Discover Card Trust 7 7/8%, 4/16/98  270,000  271,350
Ford Credit Grantor Trust 5.90%, 10/15/00  5,000,000  5,009,375
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  364,825  366,211
SCFC Recreational Vehicle Loan Trust 7 1/4%, 9/15/06 597,684 603,470 Standard Credit Card Master Trust I:
participation certificate, 5 1/2%, 9/7/98  5,000,000  4,971,875
 7.65%, 2/15/00  1,200,000  1,243,125
  12,465,406
BANKS - 1.2%
Citicorp 8.80%, 2/01/00  780,000  805,319
First Hawaiian Bank secured 6.93%, 12/1/03 (a)  2,000,000  1,996,400
National City Corp. 8 3/8%, 3/15/96  200,000  201,212
Nationsbank Corp. 8 1/8%, 6/15/02  3,000,000  3,292,440
  6,295,371
CREDIT & OTHER FINANCE - 2.9%
Deere (John) Capital Corp. 9 5/8%, 11/1/98  2,500,000  2,740,550
Ford Capital BV yankee 9 3/8%, 1/1/98  100,000  106,963
Ford Motor Credit Co.:
8%, 6/15/02  100,000  109,168
 7 3/4%, 11/15/02  100,000  107,914
Grand Metropolitan Investment Corp.
8 1/8%, 8/15/96  3,000,000  3,043,440
Household Financial Corp. 6 3/4%, 6/1/00  530,000  541,978
Secured Finance, Inc. Kroger gtd. secured
9.05%, 12/15/04  4,000,000  4,670,800
Society Corp. 8 7/8%, 5/15/96  3,600,000  3,639,888
  14,960,701
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FINANCE - CONTINUED
INSURANCE - 1.4%
Metropolitan Life Insurance Co. 6.30%, 11/1/03 (a) $ 4,260,000 $ 4,153,926
Nationwide Mutual Insurance Co. 6 1/2%, 2/15/04 (a)  1,740,000  1,714,892
Protective Life Corp. 7.95%, 7/1/04  1,000,000  1,086,620
  6,955,438
TOTAL FINANCE   40,676,916
NONDURABLES - 0.8%
FOODS - 0.5%
Quaker Oats Co.:
9 1/8, 10/1/99  440,000  487,102
 6.91%, 5/15/03  600,000  618,360
 9 1/8%, 7/15/04  210,000  246,210
 7.51%, 5/2/05  600,000  639,738
 7.30%, 8/29/05  480,000  505,056
  2,496,466
TOBACCO - 0.3%
Philip Morris Companies, Inc.:
9 3/4%, 5/1/97  100,000  105,139
 6 3/8%, 1/15/98  250,000  251,755
 9.80%, 12/15/98  1,340,000  1,343,350
  1,700,244
TOTAL NONDURABLES   4,196,710
TECHNOLOGY - 1.0%
COMPUTER SERVICES & SOFTWARE - 1.0%
First Data Corp. 6 5/8%, 4/1/03  5,000,000  5,127,650
UTILITIES - 1.8%
ELECTRIC UTILITY - 1.8%
British Columbia Hydro & Power Authority:
15 1/2%, 11/15/11  7,070,000  8,136,015
 yankee 12 1/2%, 1/15/14  750,000  913,815
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
UTILITIES  - CONTINUED
ELECTRIC UTILITY - CONTINUED
Virginia Electric & Power Co. 1st & ref. mtg.
7 3/8%, 7/1/02 $ 150,000 $ 159,194
TOTAL UTILITIES   9,209,024
TOTAL NONCONVERTIBLE BONDS
(Cost $65,628,125)   65,535,801
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 45.3%
U.S. TREASURY OBLIGATIONS - 43.6%
6 1/2%, 5/15/97  25,550,000  25,937,338
8 1/2%, 5/15/97  33,850,000  35,299,119
5 1/8%, 3/31/98  32,535,000  32,341,742
9 1/4%, 8/15/98  32,330,000  35,401,350
5 1/8%, 12/31/98  8,580,000  8,499,520
8 7/8%, 2/15/99  3,000,000  3,295,320
7 3/4%, 12/31/99  11,645,000  12,576,600
11 1/4%, 8/15/03  60,000  79,828
11 7/8%, 11/15/03  16,770,000  23,226,450
11 3/4%, 2/15/10  3,940,000  5,565,880
12 3/4%, 11/15/10  25,950,000  39,144,018
12%, 8/15/23  910,000  1,382,918
TOTAL U.S. TREASURY OBLIGATIONS   222,750,083
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%
Federal National Mortgage Association
8.20%, 3/10/98  200,000  211,124
 5.45%, 10/10/03  1,000,000  967,190
 7.40%, 7/1/04  1,810,000  1,968,013
Government Trust Certificates (assets of Trust guaranteed by
U.S. Government through Export-Import Bank):
 Series 1994-C, 6.61%, 9/15/99  126,109  128,065
  Series 1995-A, 6.28%, 6/15/04  3,420,000  3,462,750
  Series 1995-B, 6.13%, 6/15/04  1,820,000  1,831,921
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Private Export Funding Corp. secured
5.80%, 2/1/04 $ 110,000 $ 109,164
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   8,678,227
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $228,317,980)   231,428,310
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 18.6%
FEDERAL HOME LOAN MORTGAGE CORP. - 0.2%
10 1/2%, 5/1/21   1,184,720  1,307,256
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.7%
6%,  5/1/01 to 12/1/10  43,001,486  42,244,386
7 1/2%,  5/1/25 to 7/1/25  990,001  1,007,009
9 1/2%, 12/1/16  5,600,000  5,934,264
12 1/2%,  2/1/11 to 7/1/15  159,140  184,690
  49,370,349
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.7%
7%, 12/15/25   20,000,000  20,046,800
8%,  2/15/02 to 11/15/10  11,881,859  12,336,175
8 1/2%,  4/15/17 to 12/15/21  945,059  987,531
9 1/2%,  5/15/16 to 10/15/18  5,254,775  5,582,015
11 1/2%,  3/15/10 to 2/15/19  4,815,539  5,480,949
  44,433,470
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $94,173,449)   95,111,075
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
Federal National Mortgage Association
6%, 6/25/07 planned amortization class
(Cost $9,078,033)   9,162,500  9,078,033
COMMERCIAL MORTGAGE SECURITIES - 2.0%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CS First Boston Mortgage Securities Corp.
commercial Series 1995-AEW1 Class A1,
6.665%, 11/25/27 $ 1,296,360 $ 1,302,436
FDIC commercial Series 1994-C1 Class II-A1,
6.30%, 9/25/25  105,305  105,173
Kearny Street Mortgage:
Class II-B, 6.60%, 10/15/02 (a)  700,000  703,185
 commercial floater Series 1995-1 Class A1,
 7.0399%, 2/20/30 (a)(c)  411,841  421,107
Merrill Lynch Mortgage Investments, Inc.
commercial Series 1995-C2, Class A-1,
7.38%, 6/15/21  1,796,038  1,842,903
Resolution Trust Corp. commercial:
Series 1994-C1 Class A-4, 7 1/4%, 6/25/26  190,714  190,208
 Series 1994-C2 Class A-2, 7 3/4%, 4/25/25  156,363  157,145
 Series 1994-C2 Class A-4, 7 1/2%, 4/25/25  245,767  246,458
 Series 1994-N2 Class 2, 7 1/2%, 12/15/04 (a)(b)  600,000  603,750
 Series 1994-N2 Class 3, 7 1/2%, 12/15/04 (a)(b)  400,000  402,500
 Series 1995-C1 Class A-2A, 6 1/4%, 2/25/27  878,573  876,377
 Series 1995-C1 Class A-4A, 6 1/4%, 2/25/27  2,087,389  2,082,497
Structured Asset Securities Corp. commercial Series 1995-C4
Class A-1A, 6.90%, 6/25/26  1,210,000  1,217,184
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $10,092,211)   10,150,923
FOREIGN GOVERNMENT OBLIGATIONS - 2.8%
Ontario Province yankee:
7 3/4%, 6/4/02  6,000,000  6,482,400
 15 1/8%, 5/1/11  5,000,000  5,458,200
 17%, 11/5/11  2,000,000  2,320,080
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $15,805,450)   14,260,680
SUPRANATIONAL OBLIGATIONS - 1.0%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
African Development Bank 8.70%, 5/1/01
(Cost $4,376,880) $ 4,500,000 $ 5,073,750
REPURCHASE AGREEMENTS - 15.7%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations) in a
joint trading account at 5.90%,
dated 11/30/95 due 12/1/95  $ 80,403,175  80,390,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $507,862,128)  $ 511,028,572
LEGEND
1. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,239,626 or 2.9% of net assets.
2. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 83.4% AAA, AA, A 82.2%
Baa 0.1% BBB  0.6%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 0.1%
INCOME TAX INFORMATION
At November 30, 1995, the aggregate cost of investment securities for income tax purposes was $507,862,128. Net unrealized appreciation aggregated $3,166,444, of which $7,515,017 related to appreciated investment securities and $4,348,573 related to depreciated investment securities.
At November 30, 1995, the fund had a capital loss carryforward of approximately $4,010,000 of which $2,841,000, $1,035,000 and $134,000 will expire on November 30, 1998, 1999 and 2002, respectively.
At November 30, 1995, the fund was required to defer $424,000 of losses on futures contracts and options.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1995

ASSETS

Investment in securities, at value (including repurchase                   $ 511,028,572
agreements of $80,390,000) (cost $507,862,128) -
See accompanying schedule

Cash                                                                        264

Receivable for investments sold                                             12,230,579

Receivable for fund shares sold                                             1,217,358

Interest receivable                                                         4,529,465

 TOTAL ASSETS                                                               529,006,238

LIABILITIES

Payable for investments purchased                           $ 74,760,725

Distributions payable                                        770,809

Accrued management fee                                       165,709

Distribution fees payable                                    58,936

Other payables and accrued expenses                          120,637

 TOTAL LIABILITIES                                                          75,876,816

NET ASSETS                                                                 $ 453,129,422

Net Assets consist of:

Paid in capital                                                            $ 456,509,511

Distributions in excess of net investment income                            (2,113,277)

Accumulated undistributed net realized gain (loss) on                       (4,434,003)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                               3,167,191
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                 $ 453,129,422

CALCULATION OF MAXIMUM OFFERING PRICE                                       $10.76
CLASS A:
NET ASSET VALUE, and redemption price per share
 ($228,438,699 (divided by) 21,224,563 shares)

Maximum offering price per share (100/95.25 of $10.76)                      $11.30

CLASS B:                                                                    $10.75
NET ASSET VALUE, offering price and redemption price per
 share ($15,829,851 (divided by) 1,472,379 shares) A

INSTITUTIONAL CLASS:                                                        $10.77
NET ASSET VALUE, offering price and redemption price per
share ($208,860,872 (divided by) 19,393,643 shares)


1. REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1995

INVESTMENT INCOME                                                         $ 27,111,222
Interest

EXPENSES

Management fee                                             $ 1,703,722

Transfer agent fees                                         385,148
Class A

 Class B                                                    22,663

 Institutional Class                                        284,947

Distribution fees                                           463,806
Class A

 Class B                                                    86,956

Accounting fees and expenses                                151,940

Non-interested trustees' compensation                       1,740

Custodian fees and expenses                                 15,261

Registration fees                                           55,120
Class A

 Class B                                                    49,655

 Institutional Class                                        25,509

Audit                                                       40,845

Legal                                                       9,071

Reports to shareholders                                     16,653

Miscellaneous                                               1,830

 Total expenses before reductions                           3,314,866

 Expense reductions                                         (189,566)      3,125,300

NET INVESTMENT INCOME                                                      23,985,922

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      7,466,021

 Foreign currency transactions                              (1,384,575)

 Futures contracts                                          (4,010,032)    2,071,414

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      16,764,182

 Assets and liabilities in foreign currencies               (293,293)

 Futures contracts                                          (655,148)      15,815,741

NET GAIN (LOSS)                                                            17,887,155

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 41,873,077
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         NOVEMBER 30,    NOVEMBER 30,
                                                         1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 23,985,922    $ 18,192,377
Net investment income

 Net realized gain (loss)                                 2,071,414       (3,565,582)

 Change in net unrealized appreciation (depreciation)     15,815,741      (21,185,698)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          41,873,077      (6,558,903)
FROM OPERATIONS

Distributions to shareholders                             (11,358,854)    (5,494,879)
From net investment income
 Class A

  Class B                                                 (469,092)       (29,216)

  Institutional Class                                     (11,805,144)    (10,193,519)

 Return of capital                                        -               (571,345)
 Class A

  Class B                                                 -               (3,038)

  Institutional Class                                     -               (1,059,899)

 TOTAL DISTRIBUTIONS                                      (23,633,090)    (17,351,896)

Share transactions - net increase (decrease)              117,745,547     98,080,216

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 135,985,534     74,169,417

NET ASSETS

 Beginning of period                                      317,143,888     242,974,471

 End of period (including distributions in excess        $ 453,129,422   $ 317,143,888
of net investment income of $2,113,277 and
$1,751,181, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                            YEARS ENDED NOVEMBER 30,

                                            1995                       1994 F      1993       1992 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 10.260                   $ 11.140    $ 10.640   $ 10.960

Income from Investment Operations

 Net investment income                       .649                       .609        .785       .170

 Net realized and unrealized gain (loss)     .491                       (.876)      .511       (.320)

 Total from investment operations            1.140                      (.267)      1.296      (.150)

Less Distributions

 From net investment income                  (.640)                     (.555)      (.796)     (.170)

 From return of capital                      -                          (.058)      -          -

Total distribution                           (.640)                     (.613)      (.796)     (.170)

Net asset value, end of period              $ 10.760                   $ 10.260    $ 11.140   $ 10.640

TOTAL RETURN A, C                            11.43%                     (2.44)%     12.50%     (1.37)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 228,439                  $ 141,866   $ 59,184   $ 2,583

Ratio of expenses to average net assets      .94%                       1.02%       1.23%      .82%
                                            B                          B                      D

Ratio of net investment income to            6.20%                      6.04%       6.81%      7.67%
average                                                                                       D
net assets

Portfolio turnover                           189%                       68%         59%        7%


1. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
2. FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
3. TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
4. ANNUALIZED
5. FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1992.
6. EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED NOVEMBER 30,

                                                        1995       1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.250   $ 10.430

Income from Investment Operations

 Net investment income                                   .579       .204

 Net realized and unrealized gain (loss)                 .483       (.178)

 Total from investment operations                        1.062      .026

Less Distributions

 From net investment income                              (.562)     (.187)

 From return of capital                                  -          (.019)

Total distributions                                      (.562)     (.206)

Net asset value, end of period                          $ 10.750   $ 10.250

TOTAL RETURN A, C                                        10.62%     .24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 15,830   $ 3,156

Ratio of expenses to average net assets                  1.70%      1.65% B,
                                                        B          D

Ratio of net investment income to average net assets     5.44%      5.42% D

Portfolio turnover                                       189%       68%

1. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
2. FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
3. TOTAL RETURNS DO NOT INCLUDE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
4. ANNUALIZED
5. FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                     YEARS ENDED NOVEMBER 30,

                                     1995                       1994 C      1993        1992        1991

SELECTED PER-SHARE DATA

Net asset value, beginning           $ 10.270                   $ 11.160    $ 10.640    $ 10.550    $ 10.140
of period

Income from Investment
Operations

 Net investment income                .671                       .602        .832        .840        .884

 Net realized and unrealized          .499                       (.833)      .531        .102        .411
 gain (loss)

 Total from investment operations     1.170                      (.231)      1.363       .942        1.295

Less Distributions

 From net investment income           (.670)                     (.597)      (.843)      (.852)      (.885)

 From return of capital               -                          (.062)      -           -           -

 Total distributions                  (.670)                     (.659)      (.843)      (.852)      (.885)

Net asset value, end of period       $ 10.770                   $ 10.270    $ 11.160    $ 10.640    $ 10.550

TOTAL RETURN A                        11.73%                     (2.10)      13.17%      9.21%       13.35%
                                                                %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period            $ 208,861                  $ 172,122   $ 183,790   $ 160,156   $ 327,756
(000 omitted)

Ratio of expenses to average          .67%                       .61%        .64%        .57%        .57%
net assets                           B

Ratio of net investment income to     6.47%                      6.45%       7.41%       7.96%       8.59%
average net assets

Portfolio turnover                    189%                       68%         59%         7%          60%


1. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
2. FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
3. EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
On December 14, 1995, the Board of Trustees approved a change in the fund's name from Fidelity Advisor Limited Term Bond Fund to Fidelity Advisor Intermediate Bond Fund. Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund offers Class A, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES - CONTINUED
not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS AND OPTIONS - CONTINUED
are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $763,787,184 and $556,671,615, respectively, of which U.S. government and government agency obligations aggregated $729,331,063 and $529,346,219, respectively.
The market value of futures contracts opened and closed during the period amounted to $74,997,880 and $112,266,747, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. On December 14, 1994, shareholders of the fund approved an increase in the individual fund fee rate from the previous rate of .25% to .30%, which became effective February 24, 1995. For the period, the management fee was equivalent to an annual rate of .45% of average net assets.The Board of Trustees has approved a new group fee rate schedule with rates ranging from
 .1100% to .3700%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan") and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and 1.00% (of which
 .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. Effective January 1, 1996, the Board of Trustees approved a revised Class B distribution plan. Under the revised plan, the fee is based on an annual rate of .90% (of which .65% represents a distribution fee and
 .25%
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
represents a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $463,806 and $86,956 under the Class A Plan and Class B Plan, respectively, of which $463,806 and $21,738 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class B shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares of the fund. For the period, FDC received sales charges of $1,297,536 on sales of Class A shares of the fund, of which $1,098,710 was paid to securities dealers, banks, and other financial institutions. FDC also receives the proceeds of a contingent deferred sales charge levied on Class B shares redeemed within five years of purchase. The charge is based on a declining scale that ranges from 4% to 1% of the lesser of the original purchase price or the redemption proceeds of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $20,310 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
Effective January 1, 1996, the Board of Trustees approved revised Class A and Class B sales charges. Under the revised arrangements, FDC receives a front-end sales charge of up to 2.75% for selling Class A shares of the fund, and receives the proceeds of a contingent deferred sales charge levied on Class B shares redeemed within three years of purchase. The contingent deferred sales charge is based on a declining scale that ranges from 3% to 1% of the lesser of the original purchase price or the redemption proceeds of the redeemed shares, excluding any reinvested dividends and capital gains.
TRANSFER AGENT FEES. State Street Bank and Trust Company (State Street) is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A shares, while Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR (collectively, with State Street, referred to as the Transfer Agents) acts in that capacity for the fund's Class B and Institutional Class shares. During the period December 1, 1994 to December 31, 1994, the Transfer Agents received fees based on the type, size, number of accounts and the number of transactions made by the shareholders of the respective classes of
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
the fund. Effective January 1, 1995, the Board of Trustees approved revised transfer agent contracts pursuant to which the Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class A shares, State Street has delegated certain transfer, dividend paying, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
For the period, the transfer agent fees were equivalent to an annual rate of .21%, .26%, and .15% of the average net assets for Class A, Class B, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
Effective July 1, 1995, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for each class.
(i) Class A. For the period, this expense limitation ranged from an annual rate of .90% to 1.00% of average net assets and the reimbursement reduced expenses by $109,515.
(ii) Class B. For the period, this expense limitation ranged from an annual rate of 1.65% to 1.75% of average net assets and the reimbursement reduced expenses by $55,371.
(iii) Institutional Class. For the period, this expense limitation ranged from an annual rate of .65% to .75% of average net assets and the reimbursement reduced expenses by $24,680.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares was as follows:
  SHARES DOLLARS
 YEARS ENDED NOVEMBER 30, YEARS ENDED NOVEMBER 30
 1995 1994 A 1995 1994 A
CLASS A
Shares sold  13,972,712  14,851,591 $ 146,736,790 $ 158,332,548
Reinvestment of distributions  976,867  505,870  10,311,030  5,325,831
Shares redeemed  (7,555,004)  (6,838,590)  (79,370,108)  (72,563,524)
Net increase (decrease)  7,394,575  8,518,871 $ 77,677,712 $ 91,094,855
CLASS B
Shares sold  1,500,134  350,868 $ 15,796,386 $ 3,635,180
Reinvestment of distributions  34,530  2,301  365,409  23,687
Shares redeemed  (370,104)  (45,350)  (3,899,854)  (466,837)
Net increase (decrease)  1,164,560  307,819 $ 12,261,941 $ 3,192,030
INSTITUTIONAL CLASS
Shares sold  10,574,426  9,336,746 $ 111,078,304 $ 99,248,710
Reinvestment of distributions  373,768  246,604  3,947,462  2,616,244
Shares redeemed  (8,321,232)  (9,291,204)  (87,219,872)  (98,071,623)
Net increase (decrease)  2,626,962  292,146 $ 27,805,894 $ 3,793,331
A SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1994.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series IV and the Shareholders of Fidelity Advisor Intermediate Bond Fund (formerly Fidelity Advisor Limited Term Bond Fund):
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series IV: Fidelity Advisor Limited Term Bond Fund, including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (Institutional Class), and for each of the three years in the period then ended, and for the period September 10, 1992 (commencement of sale of Class A shares) to November 30, 1992 (Class A), and for the year then ended, and for the period June 30, 1994 (commencement of sale of Class B shares) to November 30, 1994 (Class B). These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series IV: Fidelity Advisor Limited Term Bond Fund as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (Institutional Class), and for each of the three years in the period then ended, and for the period September 10, 1992 (commencement of sale of Class A shares) to November 30, 1992 (Class A), and for the year then ended and for the period June 30, 1994 (commencement of sale of Class B shares) to November 30, 1994 (Class B), in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1996
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Kevin Grant, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Bank of New York
New York, NY
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund
(REGISTERED TRADEMARK)
(registered trademark)